Other Current Assets	12 Months Ended
Dec. 31, 2022
Other Current Assets Disclosure [Abstract]
OTHER CURRENT ASSETS
NOTE 4:	OTHER CURRENT ASSETS

	December 31,
	2022	2021

Prepaid expenses (primarily insurance policies)*	$108,250	$149,349
Government authorities	122,069	103,354
Other*	—	87

	$230,319	$252,790

*	Reclassified